Note 9 - Lease obligations	12 Months Ended
Nov. 30, 2011
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9.	Lease obligations

The Company leases facilities under an operating lease which expires on November 2012.  The Company also leases various computers and equipment under capital leases. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2011:

Year ending November 30, 2011	Capital Lease	Operating Lease

	$	$
2012	60,835	95,188
2013	60,835	-
2014	47,962	-
	169,632	95,188
Less: amounts representing interest at 14%	31,043	-
	138,589	95,188
Less: Current portion	43,383	-
Balance, long-term portion	95,206	95,188